Newbuildings	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In US$ millions)	December 31, 2015	December 31, 2014
Opening balance	2,030	3,419
Additions	601	2,433
Capitalized interest and loan related costs	60	70
Re-classified as Drilling Units	(725)	(3,892)
Reclassification to Assets held for sale*	(210)	—
Reclassification to Non-current assets**	(199)	—
Disposals**	(78)	—
Closing balance	1,479	2,030

*
On December 2, 2015, the West Rigel was classified as an Asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210.0 million. Please refer to Note 37 to the consolidated financial statements, included herein, for more details.

**	On September 14, 2015, the Company cancelled the construction contract for the West Mira with HSHI Please refer to Note 5 to the consolidated financial statements, included herein, for more details.